Form N-1A Cover	Oct. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Mason Capital Fund Trust
Entity Central Index Key	0001953487
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 28, 2026
Prospectus Date	Oct. 28, 2026